Borrowings (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 237,894	R$ 1,666,432
Borrowings and lease liabilities, current	237,894	1,666,432
Borrowings and lease liabilities, noncurrent	R$ 0	0
Banco Citi México | Financial Institution
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	July 2025
Borrowings	R$ 0	1,666,432
Banco Citi México | Financial Institution | SOFR rate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.60%
Bank of America | Financial Institution
Disclosure of detailed information about borrowings [line items]
Interest rate	4.25%
Borrowings, maturity	August 2026
Borrowings	R$ 237,894	R$ 0